Expense Example {- Fidelity® Real Estate Investment Portfolio} - 07.31 Fidelity Real Estate Investment Portfolio PRO-07 - Fidelity® Real Estate Investment Portfolio - Fidelity Real Estate Investment Portfolio-Default
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918